Segment Reporting - Summary of Selected Financial Information by Segment (Detail) - EUR (€) € in Thousands			6 Months Ended
	Jan. 01, 2024	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of operating segments [line items]
Revenues			€ 960,122	€ 903,059
Profit before taxes			48,550	78,278
Financial income			(12,106)	(15,601)
Financial expenses			29,267	44,592
Foreign exchange losses			7,684	7,003
Result from investments accounted for using the equity method			(314)	2,237
Operating profit			73,081	116,509
Net impairment of leased and owned stores			4,979	0
Severance indemnities and provision for severance expenses			1,436	738
Legal costs for trademark disputes			1,388	649
Transaction costs related to acquisitions			26	4,975
Transaction costs related to the Business Combination				1,059
Special donations for social responsibility				100
Net income related to lease agreements				(4,126)
Adjusted EBIT			80,910	119,904
Depreciation and amortization			(108,548)	(86,983)
Net income related to lease agreements				4,126
Ermenegildo Zegna Korea Co. Ltd
Disclosure of operating segments [line items]
Transaction costs related to acquisitions			26
Proportion of ownership interest in associate	100.00%
Selling, general and administrative expenses
Disclosure of operating segments [line items]
Transaction costs related to the Business Combination				1,040
Cost of sales
Disclosure of operating segments [line items]
Transaction costs related to the Business Combination				19
Norda Run Inc.
Disclosure of operating segments [line items]
Proportion of ownership interest in associate		25.00%
Right-of-use assets
Disclosure of operating segments [line items]
Net impairment of leased and owned stores			3,036
Property, plant and equipment
Disclosure of operating segments [line items]
Net impairment of leased and owned stores			1,943
Zegna
Disclosure of operating segments [line items]
Revenues			660,538	644,310
Thom Browne
Disclosure of operating segments [line items]
Revenues			166,935	207,959
Tom Ford
Disclosure of operating segments [line items]
Revenues			148,493	64,027
Operating segments | Zegna
Disclosure of operating segments [line items]
Revenues			644,908	632,093
Net impairment of leased and owned stores			30
Severance indemnities and provision for severance expenses			483	486
Legal costs for trademark disputes			0	0
Transaction costs related to acquisitions			0	0
Transaction costs related to the Business Combination				548
Special donations for social responsibility				0
Net income related to lease agreements				(4,126)
Adjusted EBIT			84,695	99,718
Depreciation and amortization			(76,127)	(67,489)
Net income related to lease agreements				4,126
Operating segments | Thom Browne
Disclosure of operating segments [line items]
Revenues			166,721	206,951
Net impairment of leased and owned stores			2,952
Severance indemnities and provision for severance expenses			0	0
Legal costs for trademark disputes			1,388	649
Transaction costs related to acquisitions			0	0
Transaction costs related to the Business Combination				46
Special donations for social responsibility				0
Net income related to lease agreements				0
Adjusted EBIT			20,186	31,521
Depreciation and amortization			(13,008)	(12,953)
Net income related to lease agreements				0
Operating segments | Tom Ford
Disclosure of operating segments [line items]
Revenues			148,493	64,015
Net impairment of leased and owned stores			1,997
Severance indemnities and provision for severance expenses			226	252
Legal costs for trademark disputes			0	0
Transaction costs related to acquisitions			0	0
Transaction costs related to the Business Combination				0
Special donations for social responsibility				0
Net income related to lease agreements				0
Adjusted EBIT			(11,913)	4,303
Depreciation and amortization			(19,382)	(6,521)
Net income related to lease agreements				0
Intercompany eliminations
Disclosure of operating segments [line items]
Revenues			(15,844)	(13,237)
Adjusted EBIT			(93)	(12)
Intercompany eliminations | Zegna
Disclosure of operating segments [line items]
Revenues			15,630	12,217
Intercompany eliminations | Thom Browne
Disclosure of operating segments [line items]
Revenues			214	1,008
Intercompany eliminations | Tom Ford
Disclosure of operating segments [line items]
Revenues			0	12
Corporate
Disclosure of operating segments [line items]
Net impairment of leased and owned stores			0
Severance indemnities and provision for severance expenses			727	0
Legal costs for trademark disputes			0	0
Transaction costs related to acquisitions			26	4,975
Transaction costs related to the Business Combination				465
Special donations for social responsibility				100
Net income related to lease agreements				0
Adjusted EBIT			(11,965)	(15,626)
Depreciation and amortization			€ (31)	(20)
Net income related to lease agreements				€ 0